TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details)	12 Months Ended		12 Months Ended																			12 Months Ended								12 Months Ended
	Dec. 31, 2011 properties	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] ILS	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2010 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2010 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2010 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] USD ($) sqm	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] USD ($) properties	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] ILS	Dec. 31, 2010 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] ILS	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario One [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario One [Member] ILS	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario Two [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario Two [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Buildings [Member] sqm	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Land [Member] sqm	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Construction of Access Road [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Construction of Access Road [Member] ILS	Dec. 31, 2012 Tene [Member] USD ($)	Dec. 31, 2011 Tene [Member] USD ($)	Dec. 31, 2010 Tene [Member] USD ($)	Dec. 31, 2010 Tene [Member] ILS	Dec. 31, 2006 Tene [Member] ILS
Related Party Transaction [Line Items]
Percentage of ownership			54.00%	54.00%
Number of permanent positions					80	80
Number of temporary positions					40	40
Contract term					10 years	10 years			8 years	8 years							20 years	3 years	3 years
Minimum number of hours per month					90 hours	90 hours
Expenses with related party					$ 3,846,000		$ 4,772,000	$ 3,897,000	$ 2,113,000		$ 1,719,000	$ 1,620,000	$ 477,000		$ 3,105,000	$ 3,403,000														$ 161,000	$ 853,000	$ 909,000
Agreement amount					67,000	250,000				500,000				1,200,000																			870,000	600,000
Management fee, percentage													7.20%	7.20%																		1.58%	1.58%	1.00%
Number of facilities	2																	1	1
Area of property																	100,000									23,000	58,000
Monthly fee for land use agreement																										6.0	1.5
Minimum exchange rate																			4.041
Payments for land use right																	3,516,000	3,020,000		3,007,000
Interest rate			5.87%	5.87%																										3.50%
2013		10,388,000															3,400,000				12,600,000
2014 and thereafter																	3,500,000				12,900,000
Amount of agreement		10,388,000																										900,000	3,300,000
Building expenses not included in land use fees																						22,000	82,900	12,000	43,000
Proceeds from sale-leaseback transaction			10,900,000	43,700,000
Carrying value of property			9,900,000	39,000,000
Lease term			10 years	10 years
Annual rent			1,100,000	4,150,000
Liability arising from partial sale-leaseback			11,545,000
Deferred tax asset			921,000
Deferred tax liability			$ 784,000